Interest in associates and joint ventures - Carrying amount of interests in associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interests In Other Entities [Abstract]
Interests in associates	$ 24,384	$ 22,244
Interests in joint ventures	90	163
Interests in associates and joint ventures	$ 24,474	$ 22,407	$ 22,744